Derivative financial instruments	12 Months Ended
Mar. 31, 2011
Derivative financial instruments

20. Derivative financial instruments:

Toyota employs derivative financial instruments, including foreign exchange forward contracts, foreign currency options, interest rate swaps, interest rate currency swap agreements and interest rate options to manage its exposure to fluctuations in interest rates and foreign currency exchange rates. Toyota does not use derivatives for speculation or trading.

Fair value hedges -

Toyota enters into interest rate swaps and interest rate currency swap agreements mainly to convert its fixed-rate debt to variable-rate debt. Toyota uses interest rate swap agreements in managing interest rate risk exposure. Interest rate swap agreements are executed as either an integral part of specific debt transactions or on a portfolio basis. Toyota uses interest rate currency swap agreements to hedge exposure to currency exchange rate fluctuations on principal and interest payments for borrowings denominated in foreign currencies. Notes and loans payable issued in foreign currencies are hedged by concurrently executing interest rate currency swap agreements, which involve the exchange of foreign currency principal and interest obligations for each functional currency obligations at agreed-upon currency exchange and interest rates.

For the years ended March 31, 2009, 2010 and 2011, the ineffective portion of Toyota’s fair value hedge relationships was not material. For fair value hedging relationships, the components of each derivative’s gain or loss are included in the assessment of hedge effectiveness.

Undesignated derivative financial instruments -

Toyota uses foreign exchange forward contracts, foreign currency options, interest rate swaps, interest rate currency swap agreements, and interest rate options, to manage its exposure to foreign currency exchange rate fluctuations and interest rate fluctuations from an economic perspective, and for which Toyota is unable or has elected not to apply hedge accounting.

Fair value and gains or losses on derivative financial instruments -

The following table summarizes the fair values of derivative financial instruments as of March 31, 2010 and 2011:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Derivative financial instruments designated as hedging instruments
Interest rate and currency swap agreements
Prepaid expenses and other current assets	¥45,567	¥55,794	$671
Investments and other assets - Other	94,430	74,528	896

Total	¥139,997	¥130,322	$1,567

Other current liabilities	¥(21,786)	¥(7,410)	$(89)
Other long-term liabilities	(12,045)	(1,188)	(14)

Total	¥(33,831)	¥(8,598)	$(103)

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Prepaid expenses and other current assets	¥54,474	¥99,093	$1,192
Investments and other assets - Other	168,349	185,272	2,228

Total	¥222,823	¥284,365	$3,420

Other current liabilities	¥(38,152)	¥(64,611)	$(777)
Other long-term liabilities	(179,765)	(132,785)	(1,597)

Total	¥(217,917)	¥(197,396)	$(2,374)

Foreign exchange forward and option contracts
Prepaid expenses and other current assets	¥6,135	¥2,619	$32
Investments and other assets - Other	38	—	—

Total	¥6,173	¥2,619	$32

Other current liabilities	¥(20,843)	¥(14,202)	$(171)
Other long-term liabilities	(138)	(75)	(1)

Total	¥(20,981)	¥(14,277)	$(172)

The following table summarizes the notional amounts of derivative financial instruments as of March 31, 2010 and 2011:

	Yen in millions				U.S. dollars in millions
	March 31,				March 31,
	2010		2011		2011
	Designated derivative financial instruments	Undesignated derivative financial instruments	Designated derivative financial instruments	Undesignated derivative financial instruments	Designated derivative financial instruments	Undesignated derivative financial instruments
Interest rate and currency swap agreements	¥1,168,882	¥11,868,039	¥617,472	¥11,460,275	$7,426	$137,826
Foreign exchange forward and option contracts	—	1,487,175	—	1,176,955	—	14,155

Total	¥1,168,882	¥13,355,214	¥617,472	¥12,637,230	$7,426	$151,981

The following table summarizes the gains and losses on derivative financial instruments and hedged items reported in the consolidated statement of income for the years ended March 31, 2009, 2010 and 2011:

	Yen in millions
	For the years ended March 31,
	2009		2010
	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items
Derivative financial instruments designated as hedging instruments – Fair value hedge
Interest rate and currency swap agreements
Cost of financing operations	¥(288,553)	¥293,637	¥138,677	¥(135,163)
Interest expense	(439)	439	(265)	265

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Cost of financing operations	¥(72,696)	¥—	¥77,939	¥—
Foreign exchange gain (loss), net	(3,016)	—	(2,819)	—
Foreign exchange forward and option contracts
Cost of financing operations	24,183	—	(21,841)	—
Foreign exchange gain (loss), net	174,158	—	60,599	—

	Yen in millions		U.S. dollars in millions
	For the year ended March 31,		For the year ended March 31,
	2011		2011
	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items
Derivative financial instruments designated as hedging instruments – Fair value hedge
Interest rate and currency swap agreements
Cost of financing operations	¥71,491	¥(68,741)	$860	$(827)
Interest expense	(166)	166	(2)	2

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Cost of financing operations	¥72,082	¥—	$867	$—
Foreign exchange gain (loss), net	(1,393)	—	(17)	—
Foreign exchange forward and option contracts
Cost of financing operations	(2,693)	—	(32)	—
Foreign exchange gain (loss), net	110,211	—	1,325	—

Undesignated derivative financial instruments are used to manage risks of fluctuations in interest rates to certain borrowing transactions and in foreign currency exchange rates of certain currency receivables and payables. Toyota accounts for these derivative financial instruments as economic hedges with changes in the fair value recorded directly into current period earnings.

Unrealized gains or (losses) on undesignated derivative financial instruments reported in the cost of financing operations for the years ended March 31, 2009, 2010 and 2011 were ¥(80,298) million, ¥71,538 million and ¥93,370 million ($1,123 million) those reported in foreign exchange gain (loss), net were ¥(33,578) million, ¥(26,476) million and ¥(240) million ($(3) million), respectively.

Credit risk related contingent features -

Toyota enters into International Swaps and Derivatives Association Master Agreements with counterparties. These Master Agreements contain a provision requiring either Toyota or the counterparty to settle the contract or to post assets to the other party in the event of a ratings downgrade below a specified threshold.

The aggregate fair value amount of derivative financial instruments that contain credit risk related contingent features that are in a net liability position as of March 31, 2011 is ¥27,432 million ($330 million). The aggregate fair value amount of assets that are already posted as of March 31, 2011 is ¥5,773 million ($69 million). If the ratings of Toyota decline below specified thresholds, the maximum amount of assets to be posted or for which Toyota could be required to settle the contracts is ¥27,432 million ($330 million) as of March 31, 2011.